Litigation (Details)	12 Months Ended			12 Months Ended						12 Months Ended	1 Months Ended		12 Months Ended																	1 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2011 Litigation CHF	Dec. 31, 2011 Litigation Minimum CHF	Dec. 31, 2011 Litigation Maximum CHF	Dec. 31, 2011 Research-related litigation USD ($)	Dec. 31, 2011 Connecticut Resources Recovery Authority v. Lay, et al. Minimum USD ($)	Dec. 31, 2011 Connecticut Resources Recovery Authority v. Lay, et al. Maximum USD ($)	Dec. 31, 2011 Silvercreek Management Inc. v. Citigroup, Inc., et al. USD ($)	Dec. 31, 2011 Ravenswood I LLC, et al. v. Citigroup, Inc., et al USD ($)	Dec. 31, 2011 NCFE-related litigation USD ($)	Dec. 31, 2011 Refco-related litigation USD ($)	Mar. 31, 2008 SPhinX Managed Futures Fund USD ($)	Mar. 31, 2008 PlusFunds Group, Inc. Minimum USD ($)	Dec. 31, 2011 IndyMac Mortgage-Backed Securities Litigation USD ($)	Dec. 31, 2011 IndyMac Mortgage-Backed Securities Litigation Intervenors USD ($)	Dec. 31, 2011 Tsereteli v. Residential Asset Securitization Trust 2006-A8 USD ($)	Dec. 31, 2011 Thornburg Co-Underwriter USD ($)	Dec. 31, 2011 Mortgage-related action sponsored by CSS LLC, certain affiliates and employees USD ($)	Dec. 31, 2011 Mortgage-related actions filed by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis, and Boston USD ($)	Dec. 31, 2011 Mortgage-related actions filed by the Asset Management Fund and affiliated entities USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Cambridge Place Investment Management Inc. USD ($)	Dec. 31, 2011 Mortgage-related actions filed by The Charles Schwab Corporation USD ($)	Dec. 31, 2011 Mortgage-related actions filed by HSH Nordbank AG USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Massachusetts Mutual Life Insurance Company USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Sealink Funding Limited USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Union Central Life Insurance Company and affiliates USD ($)	Dec. 31, 2011 Mortgage-related actions filed by West Virginia Investment Management Board USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Western & Southern Life Insurance Company USD ($)	Dec. 31, 2011 Mortgage-related actions filed by Allstate Insurance Company USD ($)	Dec. 31, 2011 Mortgage-related actions filed by IKB Deutsche Industriebank AG USD ($)	Sep. 30, 2011 Mortgage-related actions filed by Federal Housing Finance Agency as conservator for Fannie Mae and Freddie Mac USD ($)	Sep. 30, 2011 Mortgage-related actions filed by Federal Housing Finance Agency USD ($)	Dec. 31, 2011 Mortgage-related actions, monoline insurer disputes USD ($)	Dec. 31, 2011 Mortgage-related actions filed by MBIA Insurance Corp. USD ($)	Dec. 31, 2011 Bank loan litigation USD ($)	Jun. 30, 2011 FINRA arbitration brought by ST Microelectronics. USD ($)	Feb. 28, 2009 FINRA arbitration brought by ST Microelectronics. USD ($)	Feb. 28, 2008 FINRA arbitration brought by ST Microelectronics. USD ($)	May 31, 2009 FINRA arbitration brought by Elbit Systems Ltd USD ($)	Apr. 30, 2010 FINRA arbitration brought by Golden Minerals USD ($)	Sep. 30, 2008 Settlement in principle, auction rate securities USD ($)	Dec. 31, 2009 US economic sanctions matter USD ($) year	Dec. 31, 2010 Tax Matters EUR (€)	Oct. 31, 2011 UK Financial Services Authority matter GBP (£)
Litigation provisions
Balance at beginning of period	861,000,000
Increases in litigation accruals	752,000,000
Decreases in litigation accruals	(29,000,000)
Decreases for settlement and other cash payments	(688,000,000)
Foreign exchange translation	(26,000,000)
Balance at end of period	870,000,000
Range of possible losses that are not covered by existing provisions		0	2,300,000,000
Litigation disclosures
Estimated damages				3,900,000,000	130,000,000	180,000,000	280,000,000	140,000,000		2,000,000,000	263,000,000	100,000,000																						24,000,000,000				16,000,000	33,000,000
Face amount of debt securities									1,900,000,000
NCFE preferred stock									12,000,000
RMBS offerings by third party													9,800,000,000		632,000,000	5,500,000,000	784,000,000	36,000,000,000	755,000,000	3,300,000,000	1,400,000,000	130,000,000	110,000,000	949,000,000	199,000,000	17,000,000	276,000,000			196,000,000,000	51,000,000,000	2,300,000,000	650,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC													31.00%			6.40%		9.00%	32.00%	16.00%	9.00%	12.00%	97.00%	2.00%	36.00%	35.00%	94.00%				11.00%
Value of RMBS issued by third party underwritten by CSS LLC													3,000,000,000	912,000,000	603,000,000	354,000,000		3,300,000,000	238,000,000	525,000,000	125,000,000	16,000,000	107,000,000	20,000,000	71,000,000	6,000,000	259,000,000	232,000,000	240,000,000	14,100,000,000	5,500,000,000	1,500,000,000	98,000,000
Notional amount of ARS																																					415,000,000
Damages awarded																																				406,000,000
Amount of award paid to ST Microelectronics for which credit is not received																																			75,000,000
Amount of damages paid to ST Microelectronics																																			357,000,000
Settlement, repurchase of ARS par value																																								550,000,000
Fines, judgments and settlements paid																																									$ 536,000,000	€ 150,000,000	£ 5,950,000
Deferred prosecution agreement, period of time (in years)																																									2